Summary of Significant Accounting Policies - Consolidated Financial Statements (Parentheticals) (Details) - NV5 Global, Inc. [Member]	Dec. 31, 2023 $ / shares shares
Schedule of Consolidated Balance Sheet [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 10.00
Preferred stock, shares authorized	5,000,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share) | $ / shares	$ 10.00
Common stock, shares authorized	180,000,000,000
Common stock, shares issued	63,581,020,000
Common stock, shares outstanding	63,581,020,000
As Reported [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 10.00
Preferred stock, shares authorized	5,000,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share) | $ / shares	$ 10.00
Common stock, shares authorized	180,000,000,000
Common stock, shares issued	63,581,020,000
Common stock, shares outstanding	63,581,020,000
Adjustments [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 10.00
Preferred stock, shares authorized	5,000,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share) | $ / shares	$ 10.00
Common stock, shares authorized	180,000,000,000
Common stock, shares issued	63,581,020,000
Common stock, shares outstanding	63,581,020,000